Allowance For Doubtful Accounts For Trade Accounts Receivable (Tables)	12 Months Ended
Oct. 31, 2013
Allowance For Doubtful Accounts For Trade Accounts Receivable [Abstract]
Summary Of Changes In The Allowance For Doubtful Accounts For Trade Accounts Receivable
A summary of changes in the allowance for doubtful accounts for trade accounts receivable for the years ended October 31, 2013, 2012 and 2011 follows:

	Years ended October 31,
	2013	2012	2011
Balance at beginning of year	$92,148	$145,616	$120,450
Bad debt expense (recovery)	20,461	(10,327)	40,231
Losses charged to allowance	(38,922)	(43,141)	(15,065)
Recoveries added to allowance	386	—	—
Balance at end of year	$74,073	$92,148	$145,616